STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Class A common stock Common Stock	Class A common stock	Class B common stock Common Stock	Class B common stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Feb. 13, 2020	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Feb. 13, 2020	0	0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsors				$ 690	24,310		25,000
Issuance of Class B common stock to Sponsors (in shares)				6,900,000
Net loss						(1,000)	(1,000)
Balance at the end at Mar. 31, 2020				$ 690	24,310	(1,000)	24,000
Balance at the end (in shares) at Mar. 31, 2020				6,900,000
Balance at the beginning at Feb. 13, 2020	$ 0	$ 0	$ 0	$ 0	0	0	0
Balance at the beginning (in shares) at Feb. 13, 2020	0	0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss							(1,000)
Balance at the end at Jun. 30, 2020				$ 690	24,310	(1,000)	24,000
Balance at the end (in shares) at Jun. 30, 2020				6,900,000
Balance at the beginning at Feb. 13, 2020	$ 0	$ 0	$ 0	$ 0	0	0	0
Balance at the beginning (in shares) at Feb. 13, 2020	0	0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsors			$ 690		24,310		25,000
Issuance of Class B common stock to Sponsors (in shares)			6,900,000
Sale of 27,600,000 Units, net of underwriting discounts	$ 2,760				249,363,313		$ 249,366,073
Sale of Units, net of underwriting discounts (in shares)	27,600,000						27,600,000
Cash paid in excess of fair value of Private Placement Warrants					1,278,400		$ 1,278,400
Class A common stock subject to possible redemption	$ (2,303)				(230,372,301)		(230,374,604)
Class A common stock subject to possible redemption (in shares)	(23,034,669)
Net loss						(15,294,860)	(15,294,860)
Balance at the end at Dec. 31, 2020	$ 457		$ 690		20,293,722	(15,294,860)	5,000,009
Balance at the end (in shares) at Dec. 31, 2020	4,565,331		6,900,000
Balance at the beginning at Mar. 31, 2020				$ 690	24,310	(1,000)	24,000
Balance at the beginning (in shares) at Mar. 31, 2020				6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		$ 0		$ 0	0	0	0
Balance at the end at Jun. 30, 2020				$ 690	24,310	(1,000)	24,000
Balance at the end (in shares) at Jun. 30, 2020				6,900,000
Balance at the beginning at Dec. 31, 2020	$ 457		$ 690		20,293,722	(15,294,860)	5,000,009
Balance at the beginning (in shares) at Dec. 31, 2020	4,565,331		6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A common stock subject to possible redemption	$ (1,459,215)				(14,686,837)	0	(14,686,983)
Class A common stock subject to possible redemption (in shares)	(146)
Net loss					0	14,686,984	14,686,984
Balance at the end at Mar. 31, 2021	$ 311		$ 690		5,606,885	(607,876)	5,000,010
Balance at the end (in shares) at Mar. 31, 2021	3,106,116		6,900,000
Balance at the beginning at Dec. 31, 2020	$ 457		$ 690		20,293,722	(15,294,860)	5,000,009
Balance at the beginning (in shares) at Dec. 31, 2020	4,565,331		6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss							10,598,010
Balance at the end at Jun. 30, 2021	$ 352		$ 690		9,695,811	(4,696,850)	5,000,003
Balance at the end (in shares) at Jun. 30, 2021	3,515,530		6,900,000
Balance at the beginning at Mar. 31, 2021	$ 311		$ 690		5,606,885	(607,876)	5,000,010
Balance at the beginning (in shares) at Mar. 31, 2021	3,106,116		6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A common stock subject to possible redemption	$ 41				4,088,926	0	4,088,967
Class A common stock subject to possible redemption (in shares)	409,414
Net loss					0	(4,088,974)	(4,088,974)
Balance at the end at Jun. 30, 2021	$ 352		$ 690		$ 9,695,811	$ (4,696,850)	$ 5,000,003
Balance at the end (in shares) at Jun. 30, 2021	3,515,530		6,900,000